Income (expense) from investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income (expense) from investments
Dividends	€ 230	€ 150	€ 247
Net gain (loss) on disposals	1		19
Other net income (expense)	(8)	(75)	15
Other gain (loss) from investments	€ 223	€ 75	€ 281